Long-Term Bank Loans - Summary of Loans and Bonds Payable (Detail) $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bank loans	$ 3,171.3	$ 1,967.6	$ 113.6
Long-term bank loans [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	3,210.0	2,000.0
Less: Discounts on government grants	(38.7)	(32.4)
Long-term bank loans	$ 3,171.3	$ 1,967.6
Annual interest rate		0.40%
Maturity date	March 2026	September 2025
Long-term bank loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.40%		0.40%
Long-term bank loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.60%		0.60%